Income Taxes - Summary of Provision for Income Taxes Differ from the Amounts Computed by Applying the U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State, net of federal benefit	0.00%	0.00%
Permanent differences	(0.39%)	1.53%
Stock-based compensation	(3.36%)	(1.62%)
Uncertain tax positions	(0.81%)	(1.03%)
General business credits	1.15%	1.44%
Valuation allowance	(10.53%)	(17.97%)
Disqualified interest on debt	(7.10%)	(3.37%)
Effective tax rate	(0.04%)	(0.02%)